R2 R3 R4 R5 R6 Shares [Member] Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan Emerging Markets Equity Fund	Oct. 31, 2024 USD ($)
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	443
Expense Example, with Redemption, 10 Years	995
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	285
Expense Example, with Redemption, 5 Years	501
Expense Example, with Redemption, 10 Years	1,124
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	547
Expense Example, with Redemption, 5 Years	967
Expense Example, with Redemption, 10 Years	2,140
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	408
Expense Example, with Redemption, 5 Years	711
Expense Example, with Redemption, 10 Years	1,573
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	332
Expense Example, with Redemption, 5 Years	582
Expense Example, with Redemption, 10 Years	$ 1,298